Liquidity And Management's Plans - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Liquidity And Management Plans [Line Items]
Net cash provided by (used in) operating activities			$ (5,734,000)	$ (10,357,000)		$ (11,865,000)		$ (20,392,000)
Cash and cash equivalents	$ 6,351,000		6,351,000			$ 1,535,000		$ 11,780,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Liquidity And Management Plans [Line Items]
Net cash provided by (used in) operating activities	(3,834,245)	$ (3,232,788)			$ (11,950,856)		$ (7,508,259)
Cash and cash equivalents	4,461,490		4,461,490		3,665,032		$ 14,252,518
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Convertible Promissory Notes [Member]
Liquidity And Management Plans [Line Items]
Expeted Amount To be Raised Frpm Debt Instrument	$ 23,665,000		$ 23,665,000		$ 4,903,000